Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 37,720	£ 42,396
Financial assets at fair value through profit or loss	2,279	2,321
Derivative financial instruments	3,260	4,235
Loans and advances to banks	5,836	6,433
Loans and advances to customers	461,504	441,907
Reverse repurchase agreements	43,962	44,143
Debt securities	11,983	11,854
Due from fellow Lloyds Banking Group undertakings	1,182	560
Financial assets at amortised cost	524,467	504,897
Financial assets at fair value through other comprehensive income	36,257	30,344
Goodwill and other intangible assets	5,692	5,804
Current tax recoverable	1,263	338
Deferred tax assets	3,917	4,785
Retirement benefit assets	2,695	3,028
Other assets	13,785	13,065
Total assets	631,335	611,213
Liabilities
Deposits from banks	3,085	3,144
Customer deposits	465,207	451,794
Repurchase agreements at amortised cost	37,567	37,760
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Financial liabilities at fair value through profit or loss	4,243	4,630
Derivative financial instruments	4,286	5,787
Notes in circulation	2,118	2,121
Debt securities in issue at amortised cost	52,132	45,281
Other liabilities	5,772	7,211
Retirement benefit obligations	120	122
Current tax liabilities	35	33
Deferred tax liabilities	146	125
Provisions	2,772	2,198
Subordinated liabilities	8,020	7,211
Total liabilities	589,355	571,466
Equity
Share capital	1,574	1,574
Share premium account	600	600
Other reserves	4,160	2,389
Retained profits	30,208	29,412
Ordinary shareholders’ equity	36,542	33,975
Other equity instruments	5,367	5,692
Total equity excluding non-controlling interests	41,909	39,667
Non-controlling interests	71	80
Total equity	41,980	39,747
Total equity and liabilities	£ 631,335	£ 611,213